CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
USD cash for immediate withdrawal	$ 13,067	$ 5,766
Non-USD cash for immediate withdrawal	4,309	1,476
Cash and cash equivalents	$ 17,376	$ 7,242	$ 6,716	$ 36,069